Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Acquisitions [Abstract]
Pro Forma Consolidated Results of Operations

The following summarized unaudited pro forma Consolidated Statement of Operations information for the year ended December 31, 2015 and December 31, 2014 assumes that the Partnership’s acquisition of APL and our acquisition of ATLS had occurred as of January 1, 2014. We prepared the following summarized unaudited pro forma financial results for comparative purposes only. The summarized unaudited pro forma financial results may not be indicative of the results that would have occurred if we had completed these acquisitions as of January 1, 2014, or that the results that will be attained in the future.

	Pro Forma Results for the Year Ended
	December 31, 2015	December 31, 2014
Revenues	$6,947.3	$11,449.3
Net income (loss)	(169.6)	532.8

Consideration Transferred to Acquire ATLS and APL

The following table summarizes the consideration transferred to acquire ATLS and APL:

Fair Value of Consideration Transferred:
Cash paid, net of cash acquired (1):
TRC	$745.7
TRP	828.7
Common shares of TRC	1,008.5
Replacement restricted stock units awarded (2)	5.2
Common units of TRP	2,421.1
Replacement phantom units awarded (2)	15.0

Total	$5,024.2

(1)	Net of cash acquired of $40.8 million.
(2)	The fair value of consideration transferred in the form of replacement restricted stock unit awards and replacement phantom unit awards represent the allocation of the fair value of the awards to the pre-combination service period. The fair value of the awards associated with the post-combination service period will be recognized over the remaining service period of the award.

Fair Value Determination Related to the Atlas Mergers

As of February 27, 2015, our fair value determination related to the Atlas mergers was as follows.

Fair value determination:	February 27, 2015
Trade and other current receivables, net	$181.1
Other current assets	24.4
Assets from risk management activities	102.1
Property, plant and equipment	4,616.9
Investments in unconsolidated affiliates	214.5
Intangible assets	1,354.9
Other long-term assets	5.5
Current liabilities	(259.3)
Long-term debt	(1,573.3)
Deferred income tax liabilities, net	(13.6)
Other long-term liabilities	(119.1)

Total identifiable net assets	4,534.1

Noncontrolling interest in subsidiaries	(216.9)
Goodwill	707.0

Total fair value consideration transferred	$5,024.2

Changes in Gross Amounts of Goodwill and Impairment Loss

Changes in the gross amounts of our goodwill and impairment loss for the year ended December 31, 2015 are as follows:

		December 31, 2015
	WestTX	SouthTX	SouthOK	Total
Beginning of period	$—	$—	$—	$—
Acquisition	364.5	160.3	182.2	707.0
Impairment	(37.6)	(70.2)	(182.2)	(290.0)

Goodwill	$326.9	$90.1	$—	$417.0

Unaudited Pro Forma Condensed Combined Balance Sheet

The unaudited pro forma adjustments are based on available preliminary information and certain assumptions that TRC believes are reasonable under the circumstances. The unaudited pro forma condensed consolidated balance sheet is presented for illustrative purposes only and is not necessarily indicative of the results that might have occurred had the TRC/TRP Merger taken place on December 31, 2015 for balance sheet purposes and is not intended to be a projection of future results. Actual results may vary significantly from the results reflected because of various factors.

TARGA RESOURCES CORP.

UNAUDITED PRO FORMA CONDENSED COMBINED BALANCE SHEET

AS OF DECEMBER 31, 2015

(In millions)

	TRC Historical	Pro Forma Adjustments			TRC Pro Forma
ASSETS
Current assets	$920.0	$			$920.0
Property, plant and equipment, net	9,702.7		—		9,702.7
Goodwill	417.0		—		417.0
Intangible assets, net	1,810.1		—		1,810.1
Other long-term assets	361.2		—		361.2

Total assets	$13,211.0		$—		$13,211.0

LIABILITIES AND OWNERS’ EQUITY
Current liabilities	$881.6		$16.0	(a)	$899.4
			1.8	(c)
Long-term debt	5,718.8		—		5,718.8
Deferred income taxes, net	177.8		952.0	(b)	1,123.9
			(5.9	)(a)
Other long-term liabilities	182.6		1.3	(c)	183.9

Owners’ equity:
Targa Resources Corp. stockholders’ equity:
Common stock	0.1		0.1		0.2
Additional paid-in capital	1,457.4		3,358.4	(d)	4,815.8

Retained earnings	26.9		(3.1	)(c)	23.8
Accumulated other comprehensive income (loss)	5.7		48.1	(d)	53.8
Treasury stock, at cost	(28.7)		—		(28.7)

Total Targa Resources Corp. stockholders’ equity	1,461.4		3,403.5		4,864.9
Noncontrolling interests in subsidiaries	4,788.8		(4,368.7	)(d)	420.1

Total owners’ equity	6,250.2		(965.2)		5,285.0

Total liabilities and owners’ equity	$13,211.0		$—		$13,211.0

The unaudited pro forma consolidated balance sheet amounts have been calculated after applying our accounting policies, and making the following adjustments:

(a)	Reflects estimated transaction costs of $16.0 million of advisory and legal services, and other professional fees expected to be paid in 2015 and 2016, as well as $5.9 million of related deferred tax. As the TRC/TRP Merger involves the acquisition of noncontrolling interests accounted for as an equity transaction, these costs will be recognized as an adjustment to additional paid-in capital, net of the estimated tax benefit, upon exchange of securities at closing.
(b)	Reflects the estimated impact on deferred income taxes resulting from the TRC/TRP Merger using TRC’s statutory federal and state tax rate of 37.11%. The amount reflects a net adjustment of $952.0 million to deferred income taxes, which relates to the effects of the change in ownership as a result of the TRC/TRP Merger, resulting in a deferred tax liability. The deferred income tax impact is an estimate based on preliminary information and assumptions, including variability in share and unit market prices of TRC and TRP.
(c)

Reflects the revaluation of each outstanding cash-settled performance unit award granted pursuant to the Targa Resources Corp. Long-Term Incentive Plan, which were based generally on the TRP common unit price performance relative to its peer group (a market condition), and will be converted and restated into a cash-settled award, pursuant to the same time-based vesting schedule but without application of any performance factor relating to TRP common units, based on the common share price of TRC determined by multiplying the number of performance units denominated in each TRP Performance Unit Award immediately prior to the effective time of the TRC/TRP Merger by the Exchange Ratio, rounding down to the nearest whole share. This modification of the liability-classified awards resulted in revaluation as of the pro forma balance sheet date as the removal of the market condition is reflected in the fair value of the award.

(d)	The TRC/TRP Merger, which involves a change in TRC’s ownership interests in its subsidiary TRP, has been accounted for as an equity transaction in accordance with ASC 810. As described in Note (b), the TRC/TRP Merger resulted in the recognition of a deferred tax liability totaling $952.0 million. This tax impact is presented as a decrease to additional paid-in capital consistent with the accounting for tax effects of transactions with noncontrolling interests:

Unaudited Pro Forma Impact on Equity

	Common Shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	TRC’s stockholders’ equity	Noncontrolling interests (1)	Total owners’ equity
TRC shares issued for the Merger	$0.1	$1,803.0	$—	$—	$1,803.1	$(4,368.7)	$(2,565.6)
Impact of NCI acquisition on TRC owners’ equity	—	2,488.0	—	77.6	2,565.6	—	2,565.6
Deferred tax adjustments	—	(922.5)	—	(29.5)	(952.0)	—	(952.0)
Transaction costs, net of tax (see Note (a))	—	(10.1)	—	—	(10.1)	—	(10.1)

Total pro forma adjustments	$0.1	$3,358.4	$—	$48.1	$3,406.6	$(4,368.7)	$(962.1)

(1)	Reflects the December 31, 2015 book value of the publicly held interests in TRP.